Balance Sheet Detail (Tables)	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Balance Sheet Detail
Schedule of Inventories

        Inventory at January 31, 2015, December 31, 2014 and 2013 consisted of the following (in thousands):

		December 31
	January 31, 2015
		2014	2013
Work in Process	$61	$135	$—
Finished Goods	64	2	—
Channel Inventory	35	1	—

	$160	$138	$—

	April 30,	January 31,
	2015	2015
	(in thousands)
Inventories:
Work in process	$80	$61
Finished goods	11	63
Channel inventory	124	36

Total	$215	$160

Schedule of prepaid expenses and other current assets
	April 30,	January 31,
	2015	2015
	(in thousands)
Prepaid expenses and other current assets:
Deferred offering costs	$490	$57
Other	182	182

Total	$672	$239

Schedule accrued expenses and other current liabilities

        Accrued liabilities at January 31, 2015, December 31, 2014 and 2013 consisted of the following (in thousands):

		December 31,
	January 31, 2015
		2014	2013
Marketing	$—	$267	$—
Legal	—	80	89
Production	—	57	—
Intellectual property	—	—	90
Other	4	22	19

Total accrued liabilities	$4	$426	$198

	April 30,	January 31,
	2015	2015
	(in thousands)
Accrued expenses and other current liabilities:
Professional service fees	$209	$—
Marketing	72	—
Deferred revenue	51	6
Deferred rent	43	49
Other	42	4

Total	$417	$59